Deposits, Advances and Prepayments - Schedule of Deposits, Advances and Prepayments (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Deposits, Advances and Prepayments [Line Items]
Deposits, advances and prepayments	€ 748
Deposits and advances [Member]
Schedule of Deposits, Advances and Prepayments [Line Items]
Deposits, advances and prepayments	509
Other prepayments [Member]
Schedule of Deposits, Advances and Prepayments [Line Items]
Deposits, advances and prepayments	€ 239